1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

April 17, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Schwab Strategic Trust Post-Effective Amendment No. 121 to Registration Statement on
Form N-1A (File Nos. 333-160595 and 811-22311)

Ladies and Gentlemen:

Our client, Schwab Strategic Trust (the “Trust”), has enclosed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), Post-Effective Amendment (“PEA”) No. 121 to the Trust’s registration statement on Form N-1A, together with all Exhibits thereto (“Registration Statement”), under the 1933 Act and Amendment No. 123 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is made for the purpose of reflecting changes to the investment objective and principal investment strategies of Schwab U.S. REIT ETF (the “Fund”).

As counsel to the Trust, we hereby request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this PEA No. 121 receive selective review from the Securities and Exchange Commission and its staff of the changes to the Trust’s Registration Statement disclosure contained herein because the additional disclosures set forth in this PEA No. 121 are “not substantially different” from the Fund’s disclosures that the Trust previously filed in PEA No. 4 to the Trust’s Registration Statement on Form N-1A that were reviewed by the staff in late 2010, among other filings made by funds in the Schwab Fund Complex,1 including most recently PEA No. 114 to the Trust’s registration statement filed on July 16, 2019 and PEA No. 153 to Schwab Investments’ registration statement filed on October 16, 2019.

The Trust undertakes to make an additional filing of the Registration Statement in order to respond to any comments you might have with respect to this filing, add any additional non-

[1]

The “Schwab Fund Complex” refers collectively to the series that comprise Schwab Strategic Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios, Schwab Capital Trust and Laudus Trust.

April 17, 2020 Page 2

material disclosure that may be required in order to complete the Registration Statement and file the appropriate exhibits.

No fee is required in connection with this filing. Please contact me at (202) 261-3304 with any questions or comments.

Sincerely,

/s/ Stephen T. Cohen

Stephen T. Cohen